UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

116 Village Blvd.

 Princeton, NJ 08540

(Address of principal executive offices)

(Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Suite 110, Wilmington, DE 19801

              (Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 3/31/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Nile Africa, Frontier and Emerging Fund

Annual Report

March 31, 2017

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Africa, Frontier and Emerging Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

NILE AFRICA, FRONTIER and EMERGING FUND

2017 ANNUAL REPORT

Introduction

Nile Capital Management is proud to announce its 2017 fiscal year performance update for the Nile Africa, Frontier  and  Emerging  Fund Class A Shares (Symbol:  NAFAX),  an  actively  managed  mutual  fund  that  focuses  on  the continent of Africa along with Frontier and Emerging economies. This report covers the period from March 31, 2016 through March 31, 2017.

Nile Africa, Frontier and Emerging Fund

Performance Overview

For the twelve month period ending March 31, 2017, the Nile Africa, Frontier and Emerging Fund Class A (NAFAX) returned, before consideration of load, +10.23%. This compares with performance of the MSCI Emerging Markets Index (+17.22%), MSCI Frontier Markets Index (+12.86%) and Dow Jones Africa Titans 50 Index (+9.20%) over the same period.

From its inception on 4/28/10 through 3/31/17, the Nile Africa, Frontier and Emerging Fund Class A has returned, before consideration of load, +2.93% annualized. This compares with performance of 1.75% for the MSCI Emerging Markets Index, +3.46% for the MSCI Frontier Markets Index, and -2.69% for the Dow Jones Africa Titans 50 Index over the same period.

What Worked, What Did Not

On a country level, South Africa was the top contributor to performance in the Fund for the past 12 months, while Kenya was the top detractor from performance in the Fund for the same period. As we noted in last year’s annual report, the South African Rand still looks undervalued to us despite volatility from political risks. President Zuma finally fired the well regarded Finance Minister Pravin Gordhan at the end of March this year, but by now markets have been primed for such an outcome and the resulting depreciation in the South African currency was nowhere near as severe as the reaction a year ago when President Zuma sacked the popular Finance Minister Nene with no warning. We continue to see the currency as being undervalued at this point and continue to be optimistic of the growth of companies focused on opportunities across the Sub-Saharan Africa (SSA) region. Our continuing underweight of Nigeria has helped us avoid the drawdown of more than -30% there in the past 12 months as the currency suffered. Recent adjustments to Nigeria’s foreign exchange controls brings some hope that the period of FX scarcity may be close to an end. We continue to monitor developments there for a more appropriate opportunity to step back in.

On an industry group level, Construction Materials was the best performer in the past 12 months. Afrimat Ltd1, a South African construction and building materials firm, was the best performing holding in the portfolio in the past 12 months as the company continues to deliver strong operating results, growing earnings by over +25% year over year as reported in the company's most recent semi-annual report.

On the other side, Construction & Engineering was the worst performing industry group in the portfolio. In particular, Consolidated Infrastructure Group, Ltd.1, a power and infrastructure developer, fared the worst in the portfolio as strong performance in its core markets were dragged down by poor results from its Angola affiliate. While earnings disappointments have weighed heavily on share price performance, we still expect management to execute well in their core markets and we are monitoring the company for improved catalysts in case any opportunities arise.

1 As of 3/31/2017, Afrimat Ltd. and Consolidated Infrastructure Group, Ltd made up 13.7% and 8.2% of the portfolio, respectively

2017 Outlook

We believe 2017 holds many potential opportunities as growth in countries such as Kenya remain strong and economic and political problems in South Africa and Nigeria potentially bottoms. We also remain interested in Ivory Coast as lower inflation rates and a favorable investment climate support strong macroeconomic fundamentals.

China continues to be a major source of foreign direct investment in Africa and we do not expect China’s government to change policies quickly. As for the U.S., while Trump’s “America First” agenda could be negative for some regions and countries, we do not see much potential downside for African nations because they do not have sizeable exports to the U.S. relative to other emerging and frontier markets. Similarly with the EU, political strife and related trade adjustments may potentially favor Africa’s commodity exporting countries over manufacturing focused countries in other emerging markets. We expect global volatility to continue amidst a multitude of adjustments, but are optimistic that these adjustments may result in stronger economic growth for countries and industries in our markets.

In the interim, we are not sitting still. As the investment landscape shifts quickly and unpredictably during these adjustments, we are continuously looking to ensure that our holdings reflect our most recent assessment of how changes alters favor for any particular company or industry. We still strongly believe that active management can be a great benefit during these times.

Conclusion

We believe our portfolio remains positioned to capture the long-term dynamics of Africa’s potential economic growth.

We thank you for your continued interest, loyalty and investment.  This continues to be a volatile time for the global economy, emerging markets and Africa. We believe Africa today holds much of the long-term promise – and many of the investment opportunities – that China, India and Brazil did 20 years ago. In addition, Africa has vast natural resources and infrastructure opportunities that can greatly increase business efficiencies, industrial output and standards of living.

At times, investing in Africa and the Frontier and Emerging Markets can be a bumpy ride. But we are gratified you have decided to invest with Nile Capital Management.

Larry Seruma,

Chief Investment Officer

Nile Africa, Frontier and Emerging Fund Performance Summary as of March 31, 2017

Fund Inception Date is 4/28/2010

Fund Name	1 Year Return	5 Year Return	Annualized Return Since Inception
Nile Africa, Frontier and Emerging Fund Class A (NAFAX) Without Load	10.23%	0.97%	2.93%
Nile Africa, Frontier and Emerging Fund Class A (NAFAX) With 5.75% Load	3.86%	-0.23%	2.06%
MSCI Frontier Markets Index	12.86%	5.82%	3.46%
Dow Jones Africa Titans 50 Index	9.20%	-3.73%	-2.69%
MSCI Emerging Markets Index	17.22%	0.81%	1.75%

Returns for Nile Africa, Frontier and Emerging Fund are for the A Share Class (NAFAX) only, other share classes will vary.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. As stated in the current prospectus, Nile Africa, Frontier and Emerging Fund's total annual operating expense ratio (gross) is 2.71% for Class A shares. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2017, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs,  taxes  and  extraordinary  expenses)  will  not  exceed  2.50%  for  Nile  Africa,  Frontier  and Emerging Fund Class A shares, subject to possible recoupment from the Fund in future years. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. The maximum sales charge for the Nile Africa, Frontier and Emerging Fund Class A shares is 5.75%. For performance information current to the most recent month-end, please call toll-free 1-877-682-

3742.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance is no guarantee of future results.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Nile Africa, Frontier and Emerging Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-682-3742. The prospectus should be read carefully before investing. The Nile Africa, Frontier and Emerging Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. Nile Capital Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual Funds involve risk, including possible loss of principal. Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries.

Adverse changes in currency exchange rates may erode or reverse any potential gains from the Fund's investments. ETF's are subject to specific risks, depending on the nature of the underlying strategy  of  the  fund.  These  risks  could  include  liquidity  risk,  sector  risk,  as  well  as  risks associated with fixed income securities, real estate investments, and commodities, to name a few. Non-diversification risk, as the Funds are more vulnerable to events affecting a single issuer. Investments in underlying funds that own small and mid-capitalization companies may be more vulnerable than larger, more established organizations. The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.

There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In general, the price of a fixed income security falls when interest rates rise. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

MSCI Emerging Markets Index: A market-capitalization weighted index of emerging market country indices.

MSCI Frontier Markets Index: A market-capitalization weighted index of frontier market country indices.

You cannot invest directly in an index.

5332-NLD-05/03/2017

Nile Africa, Frontier and Emerging Fund
Portfolio Review (Unaudited)
March 31, 2017

The Fund's performance figures for each of the below periods ended March 31, 2017, as compared to its benchmarks:

	One Year	Three Years	Five Years	Since Inception *
Nile Africa, Frontier and Emerging Fund
Class A - Without Sales Load	10.23%	(7.28)%	0.97%	2.93%
Class A - With Sales Load **	3.86%	(9.10)%	(0.23)%	2.06%
Class C	9.42%	(7.98)%	0.22%	2.15%
Institutional Class	10.55%	(7.07)%	1.20%	0.82%
MSCI Frontier Markets Index (Since 4/28/10 - Class A and Class C)	12.86%	(1.65)%	5.82%	3.46%
MSCI Frontier Markets Index (Since 11/3/10 - Institutional Class)	12.86%	(1.65)%	5.82%	2.55%
MSCI Emerging Markets Index (Since 4/28/10 - Class A and Class C)	17.22%	1.18%	0.81%	1.75%
MSCI Emerging Markets Index (Since 11/3/10 - Institutional Class)	17.22%	1.18%	0.81%	(0.21)%

* Class A and Class C Shares commenced operations on April 28, 2010. Institutional Class Shares commenced operations on November 3, 2010.
** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

The MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 23 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Performance for periods greater than one year have been annualized. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's July 29, 2016 Prospectus, are 2.71%, 3.46% and 2.46% for Class A, Class C and the Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742). Class A shares are subject to a maximum initial sales charge (load) of 5.75% of the amount invested.

Portfolio Analysis
As of March 31, 2017

Sector/Investment Type	% of Net Assets	Country	% of Total Investments (a)
Media	14.2%	South Africa	78.1%
Building Materials	13.7%	France	7.7%
Insurance	9.8%	Kenya	6.6%
Auto Parts & Equipment	9.5%	Switzerland	3.3%
Engineering & Construction	8.2%	Britain	3.2%
Retail	8.1%	United States	1.1%
Computers	5.9%	Total	100.0%
Software	5.3%
Mining	5.3%	(a) Percentages may differ from the portfolio of investments which are
Holding Companies-Diversified	5.1%	based on Fund net assets.
Other Industries	14.9%
Liabilities in Excess of Other Assets	(0.0)%
Total	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

Nile Africa, Frontier and Emerging Fund
PORTFOLIO OF INVESTMENTS
March 31, 2017
Shares		Value

	COMMON STOCK - 98.9%
	AGRICULTURE - 1.2%
2,900	British American Tobacco PLC	$ 192,194

	AUTO PARTS & EQUIPMENT - 9.5%
350,021	Invicta Holdings Ltd.	1,532,822

	BUILDING MATERIALS - 13.7%
1,003,602	Afrimat Ltd.	2,207,980

	CHEMICALS - 2.7%
1,152	Robertet SA	431,243

	COMMERCIAL SERVICES - 1.5%
67,390	Curro Holdings Ltd. *	246,215

	COMPUTERS - 5.9%
513,487	Alviva Holdings Ltd.	792,705
16,000	EOH Holdings Ltd.	165,432
		958,137
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
5,000	Capitec Bank Holdings Ltd.	283,908

	ENGINEERING & CONSTRUCTION - 8.2%
862,435	Consolidated Infrastructure Group Ltd. *	1,324,968

	FOOD - 4.5%
70,030	Oceana Group Ltd.	543,214
12,400	Shoprite Holdings Ltd.	179,035
		722,249
	FOREST PRODUCTS & PAPER - 2.1%
13,900	Mondi PLC	334,937

	HOLDING COMPANIES-DIVERSIFIED - 5.1%
974	Financiere de L'Odet		817,768

	INSURANCE - 9.8%
5,700,000	Kenya Reinsurance Corp. Ltd.		1,063,040
102,500	Sanlam Ltd.		514,994
			1,578,034
	MEDIA - 14.2%
13,285	Naspers Ltd.		2,293,635

	MINING - 5.3%
21,003	Anglo American PLC *		320,280
135,006	Glencore PLC *		528,654
			848,934
	RETAIL - 8.1%
34,255	Famous Brands Ltd.		398,044
363,247	Spur Corp. Ltd.		907,525
			1,305,569
	SOFTWARE - 5.3%
947,610	AdaptIT Holdings Ltd.		854,413

	TOTAL COMMON STOCK		15,933,006
	(Cost - $16,178,558)

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
171,716	AIM Short-Term Investment Trust Treasury Portfolio - Institutional Class, 0.51% +		171,716
	TOTAL SHORT-TERM INVESTMENTS (Cost - $171,716)

	TOTAL INVESTMENTS - 100.0% (Cost - $16,350,274) (a)		$ 16,104,722
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(3,770)
	NET ASSETS - 100.00%		$ 16,100,952

	PLC - Public Limited Company
	* Non-income producing security.
	+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2017.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,493,540
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,824,777
		Unrealized depreciation	(2,213,595)

Net Unrealized depreciation	$ (388,818)

The accompanying notes are an integral part of these financial statements.

Nile Africa, Frontier and Emerging Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2017

Assets:
Investments in Securities:
At cost	$ 16,350,274
At value	$ 16,104,722
Foreign Currency (identified cost $35,321)	27,360
Dividends and Interest Receivable	24,014
Prepaid Expenses and Other Assets	26,478
Total Assets	16,182,574

Liabilities:
Payable for Fund Shares Redeemed	11,069
Accrued Advisory Fees	22,000
Accrued Audit Fees	15,006
Accrued Legal Fees	10,924
Accrued Custody Fees	7,332
Other Accrued Liabilities	15,291
Total Liabilities	81,622

Net Assets	$ 16,100,952

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets	$ 11,596,753
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,025,506
Net Asset Value and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 11.31
Maximum Offering Price ($11.31/.9425)	$ 12.00

Class C Shares:
Net Assets	$ 844,359
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	77,307
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 10.92

Institutional Class Shares:
Net Assets	$ 3,659,840
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	320,373
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 11.42

Composition of Net Assets:
At March 31, 2017, Net Assets consisted of:

Paid-in-Capital	$ 19,741,346
Accumulated Net Investment Loss	(90,523)
Accumulated Net Realized Loss From Investments
and Foreign Currency Transactions	(3,295,348)
Net Unrealized Depreciation on
Investments and Foreign Currency Translations	(254,523)
Net Assets	$ 16,100,952

(a) Subject to a 2.00% redemption fee on shares redeemed in less than 90 days.

The accompanying notes are an integral part of these financial statements.

Nile Africa, Frontier and Emerging Fund
STATEMENT OF OPERATIONS
For the Year Ended March 31, 2017

Investment Income:
Dividend Income (net of $44,487 foreign taxes)	$ 286,395
Interest Income	166
Total Investment Income	286,561

Expenses:
Investment Advisory Fees	270,911
Distribution Fees
Class A	32,085
Class C	11,196
Registration & Filing Fees	51,499
Transfer Agent Fees	32,028
Administration Fees	30,245
Legal Fees	19,622
Custody Fees	17,681
Insurance Expense	15,039
Audit Fees	14,508
Fund Accounting Fees	13,049
Printing Expense	10,001
Trustees Fees	3,994
Non 12B-1 Shareholder Servicing Fees	3,480
Miscellaneous Expenses	2,000
Total Expenses	527,338
Expenses Waived	(77,870)
Net Expenses	449,468

Net Investment Loss	(162,907)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Gain (Loss) on:
Investments	493,686
Foreign Currency Transactions	(85,979)
Net Change in Unrealized Depreciation on:
Investments	1,570,039
Foreign Currency Translations	(9,432)
Net Realized and Unrealized Gain on Investments and Foreign Currency	1,968,314

Net Increase in Net Assets Resulting From Operations	$ 1,805,407

The accompanying notes are an integral part of these financial statements.

Nile Africa, Frontier and Emerging Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	March 31, 2017	March 31, 2016

Operations:
Net Investment Loss	$ (162,907)	$ (227,429)
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions and Forward Currency Contracts	407,707	(3,068,779)
Net Change in Unrealized Appreciation (Depreciation) on Investments and
Foreign Currency Translations	1,560,607	(3,456,046)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,805,407	(6,752,254)

Distributions to Shareholders From:
Net Realized Gains
Class A ($0.00 and $0.01 per share, respectively)	-	(12,122)
Class C ($0.00 and $0.01 per share, respectively)	-	(1,125)
Institutional Class ($0.00 and $0.01 per share, respectively)	-	(3,232)
Total Distributions to Shareholders	-	(16,479)

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (49,559 and 210,940 shares, respectively)	532,851	2,435,686
Distributions Reinvested (0 and 1,019 shares, respectively)	-	10,326
Cost of Shares Redeemed (392,423 and 707,636 shares, respectively)	(4,248,165)	(8,030,844)
Total Class A Transactions	(3,715,314)	(5,584,832)

Class C:
Proceeds from Shares Issued (2,239 and 6,711 shares, respectively)	25,150	86,038
Distributions Reinvested (0 and 105 shares, respectively)	-	1,031
Cost of Shares Redeemed (49,195 and 52,653 shares, respectively)	(528,994)	(598,481)
Total Class C Transactions	(503,844)	(511,412)

Institutional Class:
Proceeds from Shares Issued (1,261 and 94,841 shares, respectively)	13,500	1,101,265
Distributions Reinvested (0 and 159 shares, respectively)	-	1,624
Cost of Shares Redeemed (85,716 and 225,179 shares, respectively)	(956,261)	(2,794,878)
Total Institutional Class Transactions	(942,761)	(1,691,989)

Redemption Fees	592	1,538

Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(5,161,327)	(7,786,695)

Net Decrease in Net Assets	(3,355,920)	(14,555,428)

Net Assets:
Beginning of Year	19,456,872	34,012,300

End of Year	$ 16,100,952	$ 19,456,872

Accumulated Net Investment Loss at End of Year	$ (90,523)	$ (177,957)

The accompanying notes are an integral part of these financial statements.

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - CLASS A
The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	March 31, 2017		March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013

Net Asset Value, Beginning of Year	$ 10.26		$ 13.24		$ 14.55		$ 14.28		$ 11.57
From Operations:
Net investment income (loss) (a)	(0.10)		(0.10)		0.04		0.13		0.05
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	1.15		(2.87)		(1.03)		0.56		2.86
Total from operations	1.05		(2.97)		(0.99)		0.69		2.91
From redemption fees	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.01
Distributions to shareholders from:
Net investment income	-		-		-		(0.40)		(0.21)
Net realized gains	-		(0.01)		(0.32)		(0.02)		-
Total distributions	-		(0.01)		(0.32)		(0.42)		(0.21)
Net Asset Value, End of Year	$ 11.31		$ 10.26		$ 13.24		$ 14.55		$ 14.28

Total Return	10.23%	(c)	(22.45)%	(c)	(6.76)%		4.92%		25.46%	(c)

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 11,597		$ 14,033		$ 24,683		$ 31,202		$ 20,083
Ratio to average net assets:
Expenses, Gross	2.93%		2.71%		2.42%		2.49%		2.96%
Expenses, Net of Reimbursement/Recoupment	2.50%		2.50%		2.50%		2.50%		2.50%
Net investment income (loss), Gross	(1.35)%		(1.07)%		0.37%		0.95%		(0.11)%
Net investment income (loss), Net of Reimbursement/Recoupment	(0.92)%		(0.86)%		0.28%		0.94%		0.35%
Portfolio turnover rate	72%		82%		151%		113%		126%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each year.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - CLASS C
The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	March 31, 2017		March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013

Net Asset Value, Beginning of Year	$ 9.98		$ 12.98		$ 14.38		$ 14.10		$ 11.39
From Operations:
Net investment income (loss) (a)	(0.17)		(0.19)		(0.06)		0.06		(0.06)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	1.11		(2.80)		(1.02)		0.52		2.84
Total from operations	0.94		(2.99)		(1.08)		0.58		2.78
From redemption fees	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.01
Distributions to shareholders from:
Net investment income	-		-		-		(0.28)		(0.08)
Net realized gains	-		(0.01)		(0.32)		(0.02)		-
Total distributions	-		(0.01)		(0.32)		(0.30)		(0.08)
Net Asset Value, End of Year	$ 10.92		$ 9.98		$ 12.98		$ 14.38		$ 14.10

Total Return	9.42%	(c)	(23.05)%	(c)	(7.47)%		4.18%		24.56%	(c)

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 844		$ 1,240		$ 2,208		$ 3,087		$ 3,411
Ratio to average net assets:
Expenses, Gross	3.68%		3.46%		3.17%		3.24%		3.76%
Expenses, Net of Reimbursement/Recoupment	3.25%		3.25%		3.25%		3.25%		3.25%
Net investment income (loss), Gross	(2.10)%		(1.82)%		(0.36)%		0.41%		(0.98)%
Net investment income (loss), Net of Reimbursement/Recoupment	(1.67)%		(1.61)%		(0.44)%		0.40%		(0.47)%
Portfolio turnover rate	72%		82%		151%		113%		126%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each year.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	March 31, 2017		March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013

Net Asset Value, Beginning of Year	$ 10.33		$ 13.31		$ 14.59		$ 14.31		$ 11.59
From Operations:
Net investment income (loss) (a)	(0.07)		(0.07)		0.06		0.16		0.09
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	1.16		(2.90)		(1.02)		0.57		2.86
Total from operations	1.09		(2.97)		(0.96)		0.73		2.95
From redemption fees	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.01
Distributions to shareholders from:
Net investment income	-		-		-		(0.43)		(0.24)
Net realized gains	-		(0.01)		(0.32)		(0.02)		-
Total distributions	-		(0.01)		(0.32)		(0.45)		(0.24)
Net Asset Value, End of Year	$ 11.42		$ 10.33		$ 13.31		$ 14.59		$ 14.31

Total Return	10.55%	(c)	(22.33)%	(c)	(6.53)%		5.19%		25.76%	(c)

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 3,660		$ 4,184		$ 7,121		$ 9,836		$ 4,510
Ratio to average net assets:
Expenses, Gross	2.68%		2.46%		2.17%		2.24%		2.65%
Expenses, Net of Reimbursement/Recoupment	2.25%		2.25%		2.25%		2.25%		2.25%
Net investment income (loss), Gross	(1.10)%		(0.82)%		0.53%		1.12%		0.25%
Net investment income (loss), Net of Reimbursement/Recoupment	(0.67)%		(0.61)%		0.44%		1.11%		0.67%
Portfolio turnover rate	72%		82%		151%		113%		126%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each year.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2017

1.

ORGANIZATION

The Nile Africa, Frontier and Emerging Fund (formerly the Nile Pan Africa Fund) (the “Fund”) is a non-diversified series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to provide long term total return.  The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed less than 90 days of purchase.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017

the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the securities embedded option values; (xiii) and information about the financial condition of the issuer and its prospects.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2017 for the Fund’s investments measured at fair value:

Nile Africa, Frontier and Emerging Fund

*Please refer to the Portfolio of Investments for industry classifications.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017

There were no significant transfers between Level 1 and Level 2 during the period presented for the Fund. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The Fund may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statement of Operations, if any.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Fund’s 2017 tax returns.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year or period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement (the “Advisory Agreement”), with the Trust on behalf of the Fund, investment advisory services are provided to the Fund by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Advisor receives a monthly fee calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the year ended March 31, 2017, advisory fees incurred by the Fund were $270,911.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2017, so that the total annual operating expenses of the Fund do not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets. Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived or reimbursed. For the year ended March 31, 2017, the Adviser waived management fees in the amount of $77,870. As of March 31, 2017, the total amount of expense reimbursements subject to recapture is $134,336 of which $56,466 is subject to recapture by March 31, 2019 and $77,870 is subject to recapture by March 31, 2020.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities.  For the year ended March 31, 2017, the Fund incurred distribution fees of $32,085 and $11,196 for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  During the year ended March 31, 2017, the Distributor received $1,571 in underwriting commissions for sales of Class A shares of Nile Africa, Frontier and Emerging Fund, of which $206 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund.  Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $250, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended March 31, 2017 for the Fund were $13,017,874 and $18,408,885, respectively.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended March 31, 2016 was as follows:

There were no distributions for the fiscal year ended March 31, 2017.

As of March 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation and accumulated net investment loss from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $90,523.

At March 31, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and net operating losses, and adjustments for passive foreign investment companies, resulted in reclassifications for the year ended March 31, 2017 as follows:

6.

REDEMPTION FEES

The Fund may assess a redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days.  For the year ended March 31, 2017 the Fund assessed $592 in redemption fees.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2017

7.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under section 2(a)(9) of the 1940 Act. As of March 31, 2017, the shareholders listed below held more than 25% of the voting securities of Fund shares for the benefit of others:

Shareholder

Percent

Charles Schwab & Co.

29.36%

8.

NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information.  These amendments relate to Regulation S-X which sets forth the form and content of financial statements.  At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Nile Capital Investment Trust

and the Shareholders of Nile Africa, Frontier and Emerging Fund

We have audited the accompanying statement of assets and liabilities of Nile Africa, Frontier and Emerging Fund, a series of shares of beneficial interest in Nile Capital Investment Trust, (the “Fund”) including the schedule of investments, as of March 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended.   These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2017 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nile Africa, Frontier and Emerging Fund as of March 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

  Philadelphia,  Pennsylvania

  May 30, 2017

Nile Africa, Frontier and Emerging Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2017

As a shareholder of the Nile Africa, Frontier and Emerging Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Expenses Paid During Period*	Ending Account Value 3/31/17	Expenses Paid During Period*
Nile Africa, Frontier and Emerging Fund
Class A	2.50%	$1,000.00	$1,000.00	$12.47	$1,012.47	$12.54
Class C	3.25%	$1,000.00	$ 996.40	$16.18	$1,008.73	$16.28
Institutional Class	2.25%	$1,000.00	$1,009.90	$11.22	$1,013.71	$11.30

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2017

Renewal of Advisory Agreement- Nile Africa, Frontier and Emerging Fund*

In connection with a meeting held on March 10, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Nile Capital Investment Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Nile Capital Management, LLC (“NCM” or the “Adviser”) and the Trust, with respect to the Nile Africa, Frontier and Emerging Fund (“AFE Fund” or the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to AFE Fund and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees discussed the extent of NCM’s research capabilities, the quality of the firm’s compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed NCM’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Independent Trustees considered and discussed, among other things, the Adviser’s personnel’s expertise and leadership in African securities, specifically highlighting that they had been featured in many leading financial publications for their knowledge of the African and Frontier/Emerging markets.  The Independent Trustees noted the Adviser’s compliance history and that they were pleased with the Adviser’s strong track record.  In all, the Trustees concluded that the Adviser has provided a level of service consistent with the Board’s expectations.

Performance.  The Board noted that the AFE Fund returned 8.20% for one year, (7.28) % over three years, (5.12) % over five years and 3.27% since inception (April 2010).  The Board reviewed the performance of the AFE Fund, noting that the Fund outperformed the MSCI Emerging Markets Index for the three, and five year and since-inception periods, but underperformed for the one year period. The Board noted that the Fund underperformed the MSCI Frontier Markets Index for the three year and five year periods, but outperformed for the one year and since-inception periods.  The Board noted that the Fund outperformed the Morningstar Diversified Emerging Markets Category for the five year and since-inception periods, but underperformed for the one and three year periods.  The Board noted that the AFE Fund’s long term focus shows that it can perform as intended and concluded that the Adviser has the potential to continue to deliver satisfactory returns for the shareholders over the long-term.

Fees and Expenses.  The Board noted the Adviser charges the AFE Fund an advisory fee of 1.50% of the average net assets of the Fund.  The Board discussed the AFE Fund’s advisory fee compared to the management fees of a select peer group of similarly managed funds and the Morningstar Diversified Emerging Markets Category, noting that the AFE Fund’s advisory fee was below the peer group average and within the range of reasonable fees of the Morningstar Category.  The Board, including the Independent Trustees, considered the net expense ratio for the AFE Fund and the average expense ratio of the peer group, noting that the Fund’s net expense ratio of 2.50% (for Class A shares) was higher than the peer group average, but noted that this was in part due to the Fund low asset levels compared to the funds in the peer group.  The Trustees noted that gross and net expenses for Class A, C and I shares were either below the average or within the range of corresponding shares in the Morningstar Category.  The Trustees concluded that, in light of these factors, the advisory fee and expenses were not unreasonable.

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

Economies of Scale.  The Board, including the Independent Trustees, considered whether economies of scale had been realized in connection with the Adviser’s management of the AFE Fund.  After discussion, it was the consensus of the Board that based on the current size of the AFE Fund, economies of scale have not yet been realized, but the matter would be revisited in the future as the Fund grows.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser and whether the profit represents a fair entrepreneurial profit for the services NCM renders to the AFE Fund. The Board discussed NCM’s profitability from its relationship to the AFE Fund, noting that the Adviser realized a no profit in connection with the advisory services it provides to the Fund. In addition, the Board observed the fact that, after marketing and distribution efforts, the Adviser reported a loss from its overall relationship with the AFE Fund.  As such, the Trustees concluded the Adviser’s level of profitability from its relationship as adviser to the AFE Fund was not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewing the Advisory Agreement is in the best interests of the AFE Fund and its shareholders.

*Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2017

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is c/o Nile Capital Management, LLC, 116 Village Blvd., Suite 200, Princeton, NJ 08540.

Independent Trustees

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
David Friedensohn Age: Born 1961	Independent Trustee, 2010 to present	CEO, The Wall Street Transcript, an internet company, February 2009 to present; Adjunct Professor, University of Maryland, Baltimore County, December 2008 to present; CEO, Upoc Networks, a mobile social network software company, June 2004 until December 2006; CEO, BigStar Entertainment, a currently inactive company, February 1998 until present.	1	None
Peter Feinstein Age: Born 1950	Independent Trustee/ 2010 to present	Orthopedic Surgeon/ President Orthopedic Specialists of NEPA, 1995 to present; Managing Partner of Feinstein Group, LLC, November 2012 to present; President, Feinstein Patents, LLC November 2011 to present.	1	None
Robert Roach Age: Born 1962	Interested Trustee, May 2012 to present	Chief Financial Officer, TriLinc Global, LLC (2017 – Present); Chief Compliance Officer, AmericaFirst Capital Management, LLC (2012 – 2016); Managing Director, CFO & Chief Compliance Officer, AmericaFirst Securities, Inc. (2012 – present); COO, CFO & CCO, Nile Capital Management, LLC (2009 – 2012), Treasurer & Chief Compliance Officer, Nile Capital Investment Trust (2010 – 2012);CEO, CFO & CCO, Nile Capital, LLC (2003 – 2011).	1	None

Interested Trustees and Officers

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex *** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Larry Seruma Age: Born 1967	Interested Trustee, Jan. 2010 to present; President, March 2010 to present; Chief Compliance Officer, May 2012 to present.	Portfolio Manager for Nile Capital Management, July 2009 to present; Portfolio Manager for Proxima Alfa Investments, March 2005 to June 2009.	1	None

Andy Chen Age: Born 1977	Secretary and Treasurer, May 2012 to present	Principal, Research and Trading for Nile Capital Management, July 2009 to present; Quantitative Analyst for Proxima Alfa Investments, July 2005 to June 2009.	N/A	N/A

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2017

Interested Trustees and Officers (Continued)

Monica Giron 80 Arkay Drive, Suite 110 Hauppauge, NY 11788 Age: Born 1976	Assistant Secretary, March 2016 to present	Senior Paralegal, Gemini Fund Services, LLC (August, 2015 to present), Senior Paralegal, The Dreyfus Corporation (April, 2007 to July, 2015).	N/A	N/A
Richard Gleason Age: Born 1977	Assistant Treasurer, February 2015 to present	Assistant Vice President – Fund Administration, Gemini Fund Services, LLC, April 2012 to present, Manager - Fund Administration, Gemini Fund Services, LLC, January 2008 to April 2012.	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Nile Capital Investment Trust.

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-68-AFRICA (1-877-682-3742) to request a copy of the SAI or to make shareholder inquiries.

PRIVACY NOTICE
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

        ▪ Social Security number                               ▪ Purchase History

        ▪ Assets                                                          ▪ Account Balances

  ▪ Retirement Assets                                       ▪ Account Transactions

  ▪ Transaction History                                    ▪ Wire Transfer Instructions

  ▪  Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust doesn’t jointly market.

Investment Adviser

Nile Capital Management, LLC

116 Village Blvd., Suite 306

Princeton, NJ 08540

Distributor

Northern Lights Distributors, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public

Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Peter A. Feinstein and David Friedensohn are considered audit committee financial experts (Financial Expert), as defined in Item 3 of Form N-CSR.  Each Financial Expert is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2017

$ 13,000

FY 2016

$ 12,500

FY 2015

$ 13,000

(b)

Audit-Related Fees

FY 2017

$ 0

FY 2016

$ 0

FY 2015

$ 0

Tax Fees

(c)

FY 2017

            $ 2,000

FY 2016

            $ 2,000

FY 2015

            $ 2,000

(d)

All Other Fees

FY 2017

$ 0

FY 2016

$ 0

FY 2015

$ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2017 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

     0%

     0%

Tax Fees:

     0%

     0%

All Other Fees:

     0%

     0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2017

$2,000

              $ None

FY 2016

$2,000

              $ None

FY 2015

$2,000

 $ None

(h)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Sarbanes Oxley Code of Ethics filed herewith..

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/   Larry Seruma

       Larry Seruma, President

Date: 5/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/

        Larry Seruma, President

Date: 5/30/17

By (Signature and Title)

/s/   Andy Chen

       Andy Chen, Secretary and Treasurer

Date: 5/30/17